Acquisition of subsidiaries - Results as if acquisitions happened at the beginning of period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Business Combinations Disclosure [Abstract]
Revenues	R$ 9,788,580	R$ 9,697,932	R$ 8,163,196
Profit (loss) for the year	R$ (802,196)	R$ (187,082)	R$ 151,235